Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$276,924,118.70	0.9997261	$254,596,041.31	0.9191193	$22,328,077.39
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$482,924,118.70	0.4829241	$460,596,041.31	0.4605960	$22,328,077.39

Weighted Avg. Coupon (WAC)	4.52%		4.52%
Weighted Avg. Remaining Maturity (WARM)	41.36		40.48
Pool Receivables Balance	$525,171,292.90		$501,771,985.65
Remaining Number of Receivables	43,079		42,185

Adjusted Pool Balance	$503,126,478.10		$480,798,400.72

III. COLLECTIONS

Principal:
Principal Collections	$22,610,669.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$527,401.24
Total Principal Collections	$23,138,070.25

Interest:
Interest Collections	$2,030,842.72
Late Fees & Other Charges	$44,103.67
Interest on Repurchase Principal	$-
Total Interest Collections	$2,074,946.39

Collection Account Interest	$1,792.67
Reserve Account Interest	$422.28
Servicer Advances	$-

Total Collections	$25,215,231.59

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$25,215,231.59
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$30,265,821.44

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$437,642.74		$437,642.74	$437,642.74
Collection Account Interest					$1,792.67
Late Fees & Other Charges					$44,103.67
Total due to Servicer					$483,539.08

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$240,000.90		$240,000.90
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$391,319.65		$391,319.65	$391,319.65

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$24,115,891.94

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$22,328,077.39

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$22,328,077.39
Class A-4 Notes				$-
Class A Notes Total:		$22,328,077.39		$22,328,077.39
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$22,328,077.39		$22,328,077.39

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,787,814.55

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,044,814.80
Beginning Period Amount	$22,044,814.80
Current Period Amortization	$1,071,229.86
Ending Period Required Amount	$20,973,584.93
Ending Period Amount	$20,973,584.93
Next Distribution Date Amount	$19,931,235.97

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	4.02%	4.20%	4.20%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.55%	41,573	98.19%	$492,690,422.69
30 - 60 Days	1.12%	473	1.42%	$7,116,703.13
61 - 90 Days	0.27%	115	0.32%	$1,621,317.31
91 + Days	0.06%	24	0.07%	$343,542.52
		42,185		$501,771,985.65
Total
Delinquent Receivables 61 + days past due	0.33%	139	0.39%	$1,964,859.83
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	139	0.40%	$2,075,745.72
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	118	0.32%	$1,755,599.72
Three-Month Average Delinquency Ratio	0.31%		0.37%

Repossession in Current Period		32		$501,138.92
Repossession Inventory		55		$347,693.61

Charge-Offs
Gross Principal of Charge-Off for Current Period				$788,638.24
Recoveries				$(527,401.24)
Net Charge-offs for Current Period				$261,237.00

Beginning Pool Balance for Current Period				$525,171,292.90

Net Loss Ratio				0.60%
Net Loss Ratio for 1st Preceding Collection Period				0.85%
Net Loss Ratio for 2nd Preceding Collection Period				0.72%
Three-Month Average Net Loss Ratio for Current Period				0.72%

Cumulative Net Losses for All Periods				$5,722,553.75
Cumulative Net Losses as a % of Initial Pool Balance				0.54%

Principal Balance of Extensions				$2,445,264.95
Number of Extensions				161

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